Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Core ETF | Third Quarter Report 2023
Common Stocks 99.5%
Issuer Shares Value ($)
Communication Services  8.5%
Entertainment 0.5%
Activision Blizzard, Inc.
(a)
5,912 548,397
Electronic Arts, Inc. 2,109 287,562
Live Nation Entertainment, Inc.
(a)
1,140 100,035
Madison Square Garden Sports Corp. 138 29,360
Playtika Holding Corp.
(a)
179 2,137
Total 967,491
Interactive Media & Services 7.7%
Alphabet, Inc. Class A
(a)
45,705 6,065,968
Alphabet, Inc. Class C
(a)
39,610 5,272,487
Meta Platforms, Inc. Class A
(a)
16,196 5,160,046
Pinterest, Inc. Class A
(a)
4,358 126,338
TripAdvisor, Inc.
(a)
843 15,722
Total 16,640,561
Media 0.3%
Fox Corp. Class A 2,286 76,467
Fox Corp. Class B 1,045 32,823
New York Times Co. (The) Class A 1,237 50,420
News Corp. Class A 2,902 57,518
News Corp. Class B 886 17,817
Nexstar Media Group, Inc. 273 50,975
Omnicom Group, Inc. 1,525 129,045
Trade Desk, Inc. (The) Class A
(a)
3,337 304,535
Total 719,600
Total Communication Services 18,327,652
Consumer Discretionary  10.8%
Automobile Components 0.1%
BorgWarner, Inc. 6,021 279,977
Phinia, Inc.
(a)
1,301 36,909
Total 316,886
Automobiles 0.1%
Thor Industries, Inc. 1,383 159,723
Broadline Retail 0.7%
Coupang, Inc.
(a)
27,894 506,276
eBay, Inc. 14,853 661,107
Etsy, Inc.
(a)
3,121 317,250
Nordstrom, Inc. 3,185 73,605
Total 1,558,238
Distributors 0.5%
Genuine Parts Co. 3,672 571,804
LKQ Corp. 7,280 398,871
Total 970,675
Diversified Consumer Services 0.1%
ADT, Inc. 5,532 35,294
H&R Block, Inc. 4,011 134,810
Total 170,104
Hotels, Restaurants & Leisure 3.5%
Booking Holdings, Inc.
(a)
1,028 3,053,982
Boyd Gaming Corp. 2,039 139,304
Caesars Entertainment, Inc.
(a)
5,608 330,984
Darden Restaurants, Inc. 3,260 550,679
Expedia Group, Inc.
(a)
4,005 490,733
Hilton Worldwide Holdings, Inc. 7,161 1,113,464
Hyatt Hotels Corp. Class A 1,308 165,266
MGM Resorts International 8,027 407,531
Penn Entertainment, Inc.
(a)
4,506 118,463
Royal Caribbean Cruises Ltd.
(a)
6,086 664,043
Travel + Leisure Co. 2,012 81,949
Wendy's Co. (The) 4,697 100,939
Wynn Resorts Ltd. 2,835 308,958
Total 7,526,295
Common Stocks (continued)
Issuer Shares Value ($)
Household Durables 1.7%
DR Horton, Inc. 8,317 1,056,425
Leggett & Platt, Inc. 3,756 109,901
Lennar Corp. Class A 6,451 818,180
Lennar Corp. Class B 355 40,793
Mohawk Industries, Inc.
(a)
1,406 149,514
NVR, Inc.
(a)
79 498,209
PulteGroup, Inc. 5,896 497,564
Toll Brothers, Inc. 3,073 246,854
TopBuild Corp.
(a)
827 226,540
Total 3,643,980
Specialty Retail 3.8%
AutoNation, Inc.
(a)
819 131,843
AutoZone, Inc.
(a)
478 1,186,262
Bath & Body Works, Inc. 6,781 251,304
Best Buy Co., Inc. 5,055 419,818
Gap, Inc. (The) 5,268 54,260
Murphy USA, Inc. 541 166,103
O'Reilly Automotive, Inc.
(a)
1,653 1,530,331
Penske Automotive Group, Inc. 549 88,619
Ross Stores, Inc. 8,825 1,011,698
TJX Cos., Inc. (The) 30,280 2,620,128
Ulta Beauty, Inc.
(a)
1,285 571,568
Williams-Sonoma, Inc. 1,815 251,632
Total 8,283,566
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.
(a)
687 373,515
Tapestry, Inc. 6,357 274,305
Total 647,820
Total Consumer Discretionary 23,277,287
Consumer Staples  6.2%
Beverages 1.1%
Coca-Cola Co. (The) 36,296 2,247,811
Molson Coors Beverage Co. Class B 1,663 116,028
Total 2,363,839
Consumer Staples Distribution 1.3%
Casey's General Stores, Inc. 353 89,189
Kroger Co. (The) 6,152 299,233
Walgreens Boots Alliance, Inc. 6,648 199,241
Walmart, Inc. 13,291 2,124,699
Total 2,712,362
Food Products 0.9%
Archer-Daniels-Midland Co. 4,933 419,108
Campbell Soup Co. 1,836 84,125
Conagra Brands, Inc. 4,501 147,678
General Mills, Inc. 5,727 428,036
Hershey Co. (The) 1,369 316,663
JM Smucker Co. (The) 967 145,679
Kellogg Co. 2,485 166,222
Kraft Heinz Co. (The) 7,686 278,079
Seaboard Corp. 2 7,210
Total 1,992,800
Household Products 1.9%
Clorox Co. (The) 1,187 179,807
Kimberly-Clark Corp. 3,140 405,374
Procter & Gamble Co. (The) 21,944 3,429,847
Total 4,015,028
Tobacco 1.0%
Altria Group, Inc. 17,496 794,668
Philip Morris International, Inc. 14,354 1,431,381
Total 2,226,049
Total Consumer Staples 13,310,078

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2023 (Unaudited)
Columbia Research Enhanced Core ETF | Third Quarter Report 2023 3
Common Stocks (continued)
Issuer Shares Value ($)
Energy  4.3%
Energy Equipment & Services 0.6%
Baker Hughes Co. 7,369 263,736
Halliburton Co. 6,505 254,215
NOV, Inc. 2,921 58,654
Schlumberger NV 10,387 605,978
TechnipFMC PLC
(a)
3,250 59,605
Total 1,242,188
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp. 12,861 2,104,831
ConocoPhillips 8,878 1,045,118
EQT Corp. 2,600 109,668
Exxon Mobil Corp. 30,698 3,292,053
HF Sinclair Corp. 1,030 53,653
Marathon Oil Corp. 4,644 121,998
Marathon Petroleum Corp. 3,216 427,792
PDC Energy, Inc. 647 49,101
Phillips 66 3,456 385,517
Valero Energy Corp. 2,604 335,682
Total 7,925,413
Total Energy 9,167,601
Financials  13.3%
Banks 5.8%
Bank of America Corp. 83,444 2,670,208
Bank OZK 1,335 58,380
BOK Financial Corp. 342 30,465
Citigroup, Inc. 23,222 1,106,760
Comerica, Inc. 1,610 86,876
East West Bancorp, Inc. 1,685 104,824
First Citizens BancShares, Inc. Class A 130 186,069
First Horizon Corp. 6,366 86,769
FNB Corp. 4,410 56,404
Huntington Bancshares, Inc. 17,638 215,889
JPMorgan Chase & Co. 34,362 5,427,821
Synovus Financial Corp. 1,737 58,884
Webster Financial Corp. 2,140 101,265
Wells Fargo & Co. 45,418 2,096,495
Western Alliance Bancorp 1,403 72,886
Zions Bancorp NA 1,943 74,320
Total 12,434,315
Capital Markets 2.4%
Affiliated Managers Group, Inc. 422 58,506
Bank of New York Mellon Corp. (The) 9,281 420,986
CME Group, Inc. 4,321 859,706
Goldman Sachs Group, Inc. (The) 3,831 1,363,338
Invesco Ltd. 4,243 71,283
Janus Henderson Group PLC 1,600 46,960
Jefferies Financial Group, Inc. 2,301 84,654
LPL Financial Holdings, Inc. 898 205,965
MarketAxess Holdings, Inc. 438 117,918
Morgan Stanley 14,095 1,290,538
Nasdaq, Inc. 4,594 231,951
SEI Investments Co. 1,217 76,659
State Street Corp. 3,973 287,804
Stifel Financial Corp. 1,209 76,820
Virtu Financial, Inc. Class A 1,060 19,674
Total 5,212,762
Consumer Finance 0.1%
Synchrony Financial 5,232 180,713
Financial Services 3.1%
Corebridge Financial, Inc. 3,338 62,454
Equitable Holdings, Inc. 4,279 122,764
Common Stocks (continued)
Issuer Shares Value ($)
Fiserv, Inc.
(a)
7,070 892,305
MGIC Investment Corp. 3,574 59,829
PayPal Holdings, Inc.
(a)
12,984 984,447
Visa, Inc. Class A 18,881 4,488,580
Western Union Co. (The) 4,559 55,529
Total 6,665,908
Insurance 1.9%
American International Group, Inc. 8,671 522,688
Assurant, Inc. 606 81,513
Axis Capital Holdings Ltd. 919 50,655
CNA Financial Corp. 320 12,531
Hartford Financial Services Group, Inc. (The) 3,594 258,337
Lincoln National Corp. 1,945 54,538
Loews Corp. 2,290 143,468
Marsh & McLennan Cos., Inc. 5,764 1,086,053
MetLife, Inc. 7,489 471,582
Prudential Financial, Inc. 4,275 412,495
Reinsurance Group of America, Inc. 821 115,227
Travelers Cos., Inc. (The) 2,723 470,017
Unum Group 2,350 114,234
Willis Towers Watson PLC 1,228 259,513
Total 4,052,851
Total Financials 28,546,549
Health Care  12.9%
Biotechnology 2.2%
AbbVie, Inc. 9,044 1,352,802
Alnylam Pharmaceuticals, Inc.
(a)
605 118,217
Amgen, Inc. 2,648 620,029
Apellis Pharmaceuticals, Inc.
(a)
524 13,493
Biogen, Inc.
(a)
768 207,506
BioMarin Pharmaceutical, Inc.
(a)
926 81,423
Exact Sciences Corp.
(a)
896 87,396
Exelixis, Inc.
(a)
1,674 32,995
Gilead Sciences, Inc. 6,416 488,514
Horizon Therapeutics PLC
(a)
1,113 111,601
Incyte Corp.
(a)
926 59,005
Ionis Pharmaceuticals, Inc.
(a)
742 30,741
Karuna Therapeutics, Inc.
(a)
185 36,957
Mirati Therapeutics, Inc.
(a)
246 7,446
Moderna, Inc.
(a)
1,682 197,904
Natera, Inc.
(a)
523 23,650
Neurocrine Biosciences, Inc.
(a)
498 50,741
Regeneron Pharmaceuticals, Inc.
(a)
517 383,567
Roivant Sciences Ltd.
(a)
1,250 14,975
Sarepta Therapeutics, Inc.
(a)
441 47,800
Seagen, Inc.
(a)
708 135,780
Ultragenyx Pharmaceutical, Inc.
(a)
371 15,998
United Therapeutics Corp.
(a)
232 56,311
Vertex Pharmaceuticals, Inc.
(a)
1,272 448,177
Total 4,623,028
Health Care Equipment & Supplies 2.5%
Abbott Laboratories 21,512 2,394,931
Align Technology, Inc.
(a)
929 351,060
Baxter International, Inc. 6,032 272,827
Cooper Cos., Inc. (The) 607 237,495
DENTSPLY SIRONA, Inc. 2,690 111,689
Edwards Lifesciences Corp.
(a)
7,194 590,411
Enovis Corp.
(a)
655 41,854
GE HealthCare Technologies, Inc. 5,048 393,744
Hologic, Inc.
(a)
3,043 241,675
Integra LifeSciences Holdings Corp.
(a)
925 42,060
STERIS PLC 1,254 282,840

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2023 (Unaudited)
4 Columbia Research Enhanced Core ETF | Third Quarter Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Zimmer Biomet Holdings, Inc. 2,580 356,427
Total 5,317,013
Health Care Providers & Services 3.3%
AmerisourceBergen Corp. 2,036 380,528
Cardinal Health, Inc. 3,159 288,954
Centene Corp.
(a)
7,391 503,253
Cigna Group (The) 3,765 1,111,051
CVS Health Corp. 17,762 1,326,644
DaVita, Inc.
(a)
721 73,535
Elevance Health, Inc. 3,264 1,539,400
Humana, Inc. 1,873 855,643
McKesson Corp. 1,715 690,116
Molina Healthcare, Inc.
(a)
777 236,589
Total 7,005,713
Health Care Technology 0.0%
Teladoc Health, Inc.
(a)
2,078 61,862
Life Sciences Tools & Services 0.1%
Maravai LifeSciences Holdings, Inc. Class
A
(a)
1,404 15,879
Medpace Holdings, Inc.
(a)
305 77,217
QIAGEN NV
(a)
2,891 135,357
Syneos Health, Inc.
(a)
1,342 56,914
Total 285,367
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co. 27,168 1,689,578
Elanco Animal Health, Inc.
(a)
5,780 69,765
Jazz Pharmaceuticals PLC
(a)
787 102,640
Johnson & Johnson 33,234 5,567,692
Organon & Co. 3,198 70,292
Pfizer, Inc. 72,193 2,603,280
Royalty Pharma PLC Class A 5,255 164,902
Viatris, Inc. 14,480 152,474
Total 10,420,623
Total Health Care 27,713,606
Industrials  9.5%
Aerospace & Defense 1.0%
L3Harris Technologies, Inc. 2,714 514,276
Lockheed Martin Corp. 3,402 1,518,551
Textron, Inc. 2,924 227,399
Total 2,260,226
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 1,644 164,696
Expeditors International of Washington, Inc. 2,239 285,025
FedEx Corp. 3,317 895,424
Total 1,345,145
Building Products 0.8%
A O Smith Corp. 1,794 130,298
Advanced Drainage Systems, Inc. 902 110,035
Builders FirstSource, Inc.
(a)
1,905 275,139
Fortune Brands Innovations, Inc. 1,866 132,617
Masco Corp. 3,285 199,334
Owens Corning 1,289 180,447
Trane Technologies PLC 3,199 638,008
Total 1,665,878
Commercial Services & Supplies 0.4%
Cintas Corp. 1,266 635,583
Rollins, Inc. 3,281 133,963
Total 769,546
Construction & Engineering 0.2%
AECOM 1,864 162,168
EMCOR Group, Inc. 697 149,883
Valmont Industries, Inc. 303 80,219
Common Stocks (continued)
Issuer Shares Value ($)
WillScot Mobile Mini Holdings Corp.
(a)
2,942 141,069
Total 533,339
Electrical Equipment 0.5%
Acuity Brands, Inc. 453 74,854
Emerson Electric Co. 8,151 744,594
Hubbell, Inc. 755 235,560
nVent Electric PLC 2,447 129,397
Total 1,184,405
Ground Transportation 1.2%
CSX Corp. 29,572 985,339
Landstar System, Inc. 534 108,717
Ryder System, Inc. 687 70,177
Schneider National, Inc. Class B 818 25,202
Uber Technologies, Inc.
(a)
26,660 1,318,604
Total 2,508,039
Machinery 2.8%
AGCO Corp. 868 115,531
Allison Transmission Holdings, Inc. 1,325 77,764
Caterpillar, Inc. 7,337 1,945,552
Donaldson Co., Inc. 1,758 110,455
Fortive Corp. 5,007 392,298
Gates Industrial Corp. PLC
(a)
1,723 23,467
Illinois Tool Works, Inc. 4,302 1,132,803
Ingersoll Rand, Inc. 5,845 381,503
Lincoln Electric Holdings, Inc. 788 158,160
PACCAR, Inc. 7,428 639,774
Parker-Hannifin Corp. 1,833 751,548
Snap-on, Inc. 756 205,965
Timken Co. (The) 916 85,060
Total 6,019,880
Passenger Airlines 0.2%
American Airlines Group, Inc.
(a)
8,954 149,979
United Airlines Holdings, Inc.
(a)
4,521 245,536
Total 395,515
Professional Services 1.4%
Automatic Data Processing, Inc. 5,980 1,478,615
Booz Allen Hamilton Holding Corp. 1,852 224,240
CACI International, Inc. Class A
(a)
324 113,542
Genpact Ltd. 2,540 91,669
KBR, Inc. 1,932 118,799
ManpowerGroup, Inc. 745 58,766
Paychex, Inc. 4,680 587,200
Paylocity Holding Corp.
(a)
626 142,008
Science Applications International Corp. 765 92,825
SS&C Technologies Holdings, Inc. 3,038 176,963
Total 3,084,627
Trading Companies & Distributors 0.4%
Ferguson PLC 2,937 474,678
MSC Industrial Direct Co., Inc. Class A 667 67,314
Univar Solutions, Inc.
(a)
2,307 83,375
Watsco, Inc. 464 175,480
Total 800,847
Total Industrials 20,567,447
Information Technology  26.1%
Communications Equipment 0.9%
Cisco Systems, Inc. 29,981 1,560,211
F5, Inc.
(a)
440 69,626
Motorola Solutions, Inc. 1,262 361,727
Total 1,991,564
Electronic Equipment, Instruments & Components 0.3%
CDW Corp. 987 184,638
Crane NXT Co. 730 43,179

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2023 (Unaudited)
Columbia Research Enhanced Core ETF | Third Quarter Report 2023 5
Common Stocks (continued)
Issuer Shares Value ($)
Jabil, Inc. 888 98,275
Keysight Technologies, Inc.
(a)
1,337 215,364
TD SYNNEX Corp. 308 30,403
Total 571,859
IT Services 0.1%
GoDaddy, Inc. Class A
(a)
1,152 88,808
VeriSign, Inc.
(a)
682 143,868
Total 232,676
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc. 6,345 961,839
Cirrus Logic, Inc.
(a)
419 33,855
Enphase Energy, Inc.
(a)
1,015 154,107
Lam Research Corp. 1,029 739,326
Lattice Semiconductor Corp.
(a)
955 86,848
Microchip Technology, Inc. 3,891 365,521
Monolithic Power Systems, Inc. 334 186,870
QUALCOMM, Inc. 8,107 1,071,502
Skyworks Solutions, Inc. 1,177 134,613
Total 3,734,481
Software 12.7%
Adobe, Inc.
(a)
3,117 1,702,412
Autodesk, Inc.
(a)
1,546 327,736
Cadence Design Systems, Inc.
(a)
2,001 468,254
Crowdstrike Holdings, Inc. Class A
(a)
1,574 254,453
DocuSign, Inc.
(a)
1,679 90,364
Dropbox, Inc. Class A
(a)
1,828 49,265
Dynatrace, Inc.
(a)
1,655 90,512
Fortinet, Inc.
(a)
4,772 370,880
Gen Digital, Inc. 4,053 78,831
Informatica, Inc. Class A
(a)
311 5,921
Intuit, Inc. 1,947 996,280
Manhattan Associates, Inc.
(a)
452 86,160
Microsoft Corp. 54,232 18,217,613
Nutanix, Inc. Class A
(a)
1,787 53,967
Palo Alto Networks, Inc.
(a)
2,061 515,168
PTC, Inc.
(a)
817 119,127
Salesforce, Inc.
(a)
7,174 1,614,222
ServiceNow, Inc.
(a)
1,482 864,006
Splunk, Inc.
(a)
1,110 120,246
Synopsys, Inc.
(a)
1,159 523,636
Teradata Corp.
(a)
726 41,273
VMware, Inc. Class A
(a)
1,554 244,957
Workday, Inc. Class A
(a)
1,390 329,611
Zoom Video Communications, Inc. Class A
(a)
1,808 132,617
Zscaler, Inc.
(a)
646 103,605
Total 27,401,116
Technology Hardware, Storage & Peripherals 10.4%
Apple, Inc. 111,764 21,956,038
HP, Inc. 6,414 210,572
NetApp, Inc. 1,551 120,993
Pure Storage, Inc. Class A
(a)
1,970 72,870
Total 22,360,473
Total Information Technology 56,292,169
Materials  2.7%
Chemicals 1.5%
CF Industries Holdings, Inc. 3,897 319,866
Chemours Co. (The) 3,046 112,641
Dow, Inc. 14,827 837,281
Huntsman Corp. 3,727 110,953
LyondellBasell Industries NV Class A 5,357 529,593
Mosaic Co. (The) 6,805 277,372
NewMarket Corp. 126 56,914
Common Stocks (continued)
Issuer Shares Value ($)
Olin Corp. 2,685 154,871
PPG Industries, Inc. 4,884 702,807
Westlake Corp. 668 91,850
Total 3,194,148
Construction Materials 0.1%
Eagle Materials, Inc. 740 136,434
Containers & Packaging 0.3%
Berry Global Group, Inc. 2,442 160,122
Graphic Packaging Holding Co. 6,527 157,953
Packaging Corp. of America 1,847 283,238
Total 601,313
Metals & Mining 0.8%
Nucor Corp. 5,152 886,607
Reliance Steel & Aluminum Co. 1,195 349,968
Southern Copper Corp. 1,734 151,621
Steel Dynamics, Inc. 3,314 353,206
United States Steel Corp. 4,602 117,351
Total 1,858,753
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 1,351 102,851
Total Materials 5,893,499
Real Estate  2.7%
Health Care REITs 0.1%
Healthpeak Properties, Inc. 7,143 155,932
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 9,539 175,517
Park Hotels & Resorts, Inc. 3,092 42,144
Total 217,661
Industrial REITs 0.1%
EastGroup Properties, Inc. 562 99,575
First Industrial Realty Trust, Inc. 1,695 87,631
STAG Industrial, Inc. 2,295 83,309
Total 270,515
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
4,043 336,823
Howard Hughes Corp. (The)
(a)
440 37,149
Zillow Group, Inc. Class A
(a)
710 37,786
Zillow Group, Inc. Class C
(a)
1,983 107,399
Total 519,157
Residential REITs 0.2%
Equity LifeStyle Properties, Inc. 2,171 154,532
Sun Communities, Inc. 1,544 201,183
Total 355,715
Retail REITs 0.3%
Brixmor Property Group, Inc. 3,781 85,980
NNN REIT, Inc. 2,368 101,066
Simon Property Group, Inc. 4,076 507,870
Total 694,916
Specialized REITs 1.7%
American Tower Corp. 5,915 1,125,684
CubeSmart 2,888 125,224
EPR Properties 946 42,229
Equinix, Inc. 1,165 943,557
Gaming and Leisure Properties, Inc. 3,263 154,862
Lamar Advertising Co. Class A 1,079 106,497
Public Storage 2,040 574,770
SBA Communications Corp. 1,373 300,618
Weyerhaeuser Co. 8,979 305,825
Total 3,679,266
Total Real Estate 5,893,162

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2023 (Unaudited)
6 Columbia Research Enhanced Core ETF | Third Quarter Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  2.5%
Electric Utilities 1.7%
American Electric Power Co., Inc. 11,306 958,070
Edison International 8,126 584,747
Entergy Corp. 4,631 475,604
Evergy, Inc. 4,935 295,952
PG&E Corp.
(a)
38,741 682,229
Pinnacle West Capital Corp. 2,436 201,749
PPL Corp. 16,153 444,692
Total 3,643,043
Gas Utilities 0.2%
Atmos Energy Corp. 3,187 387,890
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 14,062 304,161
Brookfield Renewable Corp. Class A 2,988 93,136
Clearway Energy, Inc. Class A 765 18,872
Clearway Energy, Inc. Class C 1,807 47,723
Vistra Corp. 8,176 229,419
Total 693,311
Multi-Utilities 0.3%
CenterPoint Energy, Inc. 13,871 417,378
NiSource, Inc. 9,078 252,732
Total 670,110
Total Utilities 5,394,354
Total Common Stocks
(Cost $202,690,429) 214,383,404
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.094%
(b)
801,454 801,454
Total Money Market Funds
(Cost $801,454) 801,454
Total Investments in Securities
(Cost $203,491,883) 215,184,858
Other Assets & Liabilities, Net 134,495
Net Assets 215,319,353
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Value ETF | Third Quarter Report 2023 7
Common Stocks 99 .3%
Issuer Shares Value ($)
Communication Services  5.0%
Entertainment 2.4%
Electronic Arts, Inc. 2,739 373,463
Live Nation Entertainment, Inc.
(a)
1,131 99,245
Madison Square Garden Sports Corp. 186 39,571
Playtika Holding Corp.
(a)
34 406
Total 512,685
Interactive Media & Services 0.1%
TripAdvisor, Inc.
(a)
1,092 20,366
Media 2.5%
Fox Corp. Class A 2,978 99,614
Fox Corp. Class B 1,364 42,843
New York Times Co. (The) Class A 1,608 65,542
News Corp. Class A 3,779 74,900
News Corp. Class B 1,150 23,127
Nexstar Media Group, Inc. 232 43,319
Omnicom Group, Inc. 1,982 167,717
Total 517,062
Total Communication Services 1,050,113
Consumer Discretionary  5.1%
Automobile Components 0.2%
BorgWarner, Inc. 665 30,923
Phinia, Inc.
(a)
133 3,773
Total 34,696
Automobiles 0.1%
Thor Industries, Inc. 153 17,670
Broadline Retail 0.4%
eBay, Inc. 1,539 68,501
Etsy, Inc.
(a)
151 15,349
Nordstrom, Inc. 352 8,135
Total 91,985
Distributors 0.5%
Genuine Parts Co. 406 63,223
LKQ Corp. 804 44,051
Total 107,274
Diversified Consumer Services 0.0%
ADT, Inc. 611 3,898
H&R Block, Inc. 156 5,243
Total 9,141
Hotels, Restaurants & Leisure 1.2%
Boyd Gaming Corp. 226 15,440
Caesars Entertainment, Inc.
(a)
366 21,601
Darden Restaurants, Inc. 192 32,433
Expedia Group, Inc.
(a)
119 14,581
Hyatt Hotels Corp. Class A 145 18,321
MGM Resorts International 887 45,033
Penn Entertainment, Inc.
(a)
498 13,092
Royal Caribbean Cruises Ltd.
(a)
470 51,282
Travel + Leisure Co. 122 4,969
Wynn Resorts Ltd. 294 32,040
Total 248,792
Household Durables 1.9%
DR Horton, Inc. 918 116,604
Leggett & Platt, Inc. 414 12,114
Lennar Corp. Class A 713 90,430
Lennar Corp. Class B 39 4,481
Mohawk Industries, Inc.
(a)
156 16,589
NVR, Inc.
(a)
8 50,452
PulteGroup, Inc. 652 55,022
Toll Brothers, Inc. 337 27,071
TopBuild Corp.
(a)
85 23,284
Total 396,047
Common Stocks (continued)
Issuer Shares Value ($)
Specialty Retail 0.7%
AutoNation, Inc.
(a)
90 14,488
AutoZone, Inc.
(a)
9 22,335
Bath & Body Works, Inc. 749 27,758
Best Buy Co., Inc. 482 40,030
Gap, Inc. (The) 582 5,995
Murphy USA, Inc. 3 921
O'Reilly Automotive, Inc.
(a)
28 25,922
Penske Automotive Group, Inc. 60 9,685
Ross Stores, Inc. 65 7,452
Total 154,586
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. 657 28,350
Total Consumer Discretionary 1,088,541
Consumer Staples  8.2%
Beverages 0.1%
Molson Coors Beverage Co. Class B 357 24,908
Consumer Staples Distribution 2.7%
Casey's General Stores, Inc. 65 16,423
Kroger Co. (The) 1,318 64,108
Walgreens Boots Alliance, Inc. 1,423 42,647
Walmart, Inc. 2,848 455,281
Total 578,459
Food Products 1.7%
Archer-Daniels-Midland Co. 1,058 89,888
Campbell Soup Co. 393 18,007
Conagra Brands, Inc. 964 31,629
General Mills, Inc. 1,226 91,631
JM Smucker Co. (The) 207 31,185
Kellogg Co. 532 35,585
Kraft Heinz Co. (The) 1,646 59,552
Total 357,477
Household Products 2.9%
Kimberly-Clark Corp. 40 5,164
Procter & Gamble Co. (The) 3,818 596,753
Total 601,917
Tobacco 0.8%
Altria Group, Inc. 3,749 170,280
Total Consumer Staples 1,733,041
Energy  8.2%
Energy Equipment & Services 0.5%
Baker Hughes Co. 1,510 54,043
Halliburton Co. 1,066 41,659
NOV, Inc. 599 12,028
TechnipFMC PLC
(a)
666 12,214
Total 119,944
Oil, Gas & Consumable Fuels 7.7%
Chevron Corp. 2,636 431,408
ConocoPhillips 1,819 214,133
EQT Corp. 533 22,482
Exxon Mobil Corp. 6,293 674,861
HF Sinclair Corp. 211 10,991
Marathon Oil Corp. 953 25,035
Marathon Petroleum Corp. 659 87,660
PDC Energy, Inc. 133 10,093
Phillips 66 708 78,978
Valero Energy Corp. 534 68,838
Total 1,624,479
Total Energy 1,744,423
Financials  20.8%
Banks 12.0%
Bank of America Corp. 17,009 544,288

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2023 (Unaudited)
8 Columbia Research Enhanced Value ETF | Third Quarter Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Bank OZK 272 11,895
BOK Financial Corp. 70 6,236
Citigroup, Inc. 4,734 225,622
Comerica, Inc. 328 17,699
East West Bancorp, Inc. 344 21,400
First Citizens BancShares, Inc. Class A 24 34,351
First Horizon Corp. 1,297 17,678
FNB Corp. 898 11,485
Huntington Bancshares, Inc. 3,595 44,003
JPMorgan Chase & Co. 7,004 1,106,352
Synovus Financial Corp. 355 12,035
Webster Financial Corp. 435 20,584
Wells Fargo & Co. 9,258 427,349
Western Alliance Bancorp 287 14,910
Zions Bancorp NA 396 15,147
Total 2,531,034
Capital Markets 4.7%
Affiliated Managers Group, Inc. 87 12,062
Bank of New York Mellon Corp. (The) 1,891 85,776
CME Group, Inc. 882 175,483
Goldman Sachs Group, Inc. (The) 781 277,934
Invesco Ltd. 865 14,532
Janus Henderson Group PLC 326 9,568
Jefferies Financial Group, Inc. 469 17,254
Morgan Stanley 2,872 262,960
Nasdaq, Inc. 937 47,309
SEI Investments Co. 248 15,621
State Street Corp. 811 58,749
Stifel Financial Corp. 246 15,631
Virtu Financial, Inc. Class A 217 4,028
Total 996,907
Consumer Finance 0.2%
Synchrony Financial 1,067 36,854
Financial Services 0.9%
Corebridge Financial, Inc. 681 12,742
Fiserv, Inc.
(a)
1,046 132,016
MGIC Investment Corp. 729 12,203
PayPal Holdings, Inc.
(a)
249 18,879
Western Union Co. (The) 793 9,659
Total 185,499
Insurance 3.0%
American International Group, Inc. 1,767 106,515
Assurant, Inc. 123 16,545
Axis Capital Holdings Ltd. 187 10,308
CNA Financial Corp. 65 2,546
Hartford Financial Services Group, Inc. (The) 733 52,688
Lincoln National Corp. 360 10,094
Loews Corp. 467 29,258
Marsh & McLennan Cos., Inc. 234 44,090
MetLife, Inc. 1,527 96,155
Prudential Financial, Inc. 872 84,139
Reinsurance Group of America, Inc. 164 23,017
Travelers Cos., Inc. (The) 556 95,971
Unum Group 480 23,333
Willis Towers Watson PLC 219 46,281
Total 640,940
Total Financials 4,391,234
Health Care  15.1%
Biotechnology 1.7%
Alnylam Pharmaceuticals, Inc.
(a)
24 4,690
Amgen, Inc. 174 40,742
Biogen, Inc.
(a)
158 42,690
Common Stocks (continued)
Issuer Shares Value ($)
BioMarin Pharmaceutical, Inc.
(a)
167 14,684
Exact Sciences Corp.
(a)
120 11,705
Exelixis, Inc.
(a)
90 1,774
Gilead Sciences, Inc. 1,315 100,124
Horizon Therapeutics PLC
(a)
27 2,707
Incyte Corp.
(a)
50 3,186
Ionis Pharmaceuticals, Inc.
(a)
21 870
Karuna Therapeutics, Inc.
(a)
4 799
Mirati Therapeutics, Inc.
(a)
50 1,514
Moderna, Inc.
(a)
345 40,593
Regeneron Pharmaceuticals, Inc.
(a)
98 72,707
Roivant Sciences Ltd.
(a)
14 168
United Therapeutics Corp.
(a)
47 11,408
Vertex Pharmaceuticals, Inc.
(a)
22 7,751
Total 358,112
Health Care Equipment & Supplies 3.9%
Abbott Laboratories 3,944 439,085
Baxter International, Inc. 1,180 53,371
Cooper Cos., Inc. (The) 118 46,169
DENTSPLY SIRONA, Inc. 527 21,881
GE HealthCare Technologies, Inc. 912 71,136
Hologic, Inc.
(a)
599 47,573
Integra LifeSciences Holdings Corp.
(a)
181 8,230
STERIS PLC 245 55,260
Zimmer Biomet Holdings, Inc. 505 69,766
Total 812,471
Health Care Providers & Services 5.0%
Cardinal Health, Inc. 301 27,533
Centene Corp.
(a)
1,446 98,458
Cigna Group (The) 681 200,963
CVS Health Corp. 3,476 259,623
Elevance Health, Inc. 554 261,283
Humana, Inc. 207 94,564
McKesson Corp. 208 83,699
Molina Healthcare, Inc.
(a)
70 21,314
Tenet Healthcare Corp.
(a)
247 18,458
Total 1,065,895
Life Sciences Tools & Services 0.1%
Maravai LifeSciences Holdings, Inc. Class
A
(a)
116 1,312
Syneos Health, Inc.
(a)
263 11,154
Total 12,466
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co. 5,317 330,664
Elanco Animal Health, Inc.
(a)
1,131 13,651
Jazz Pharmaceuticals PLC
(a)
75 9,782
Organon & Co. 626 13,759
Pfizer, Inc. 14,127 509,420
Royalty Pharma PLC Class A 1,029 32,290
Viatris, Inc. 2,833 29,831
Total 939,397
Total Health Care 3,188,341
Industrials  13.2%
Aerospace & Defense 1.0%
L3Harris Technologies, Inc. 747 141,549
Textron, Inc. 804 62,527
Total 204,076
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 100 10,018
Expeditors International of Washington, Inc. 532 67,724
Total 77,742

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2023 (Unaudited)
Columbia Research Enhanced Value ETF | Third Quarter Report 2023 9
Common Stocks (continued)
Issuer Shares Value ($)
Building Products 1.8%
A O Smith Corp. 439 31,885
Builders FirstSource, Inc.
(a)
524 75,681
Fortune Brands Innovations, Inc. 512 36,388
Masco Corp. 904 54,855
Owens Corning 354 49,556
Trane Technologies PLC 620 123,653
Total 372,018
Commercial Services & Supplies 0.2%
Cintas Corp. 38 19,077
Clean Harbors, Inc.
(a)
210 34,915
Total 53,992
Construction & Engineering 0.4%
AECOM 512 44,544
EMCOR Group, Inc. 126 27,095
Valmont Industries, Inc. 78 20,651
Total 92,290
Electrical Equipment 1.4%
Acuity Brands, Inc. 126 20,820
Emerson Electric Co. 2,242 204,807
Hubbell, Inc. 113 35,256
nVent Electric PLC 672 35,535
Total 296,418
Ground Transportation 1.3%
CSX Corp. 7,228 240,837
Landstar System, Inc. 30 6,108
Ryder System, Inc. 189 19,306
Schneider National, Inc. Class B 224 6,901
Total 273,152
Machinery 4.5%
AGCO Corp. 238 31,678
Allison Transmission Holdings, Inc. 329 19,309
Caterpillar, Inc. 504 133,646
Donaldson Co., Inc. 284 17,844
Fortive Corp. 1,375 107,731
Gates Industrial Corp. PLC
(a)
475 6,469
Illinois Tool Works, Inc. 219 57,667
Ingersoll Rand, Inc. 1,607 104,889
Lincoln Electric Holdings, Inc. 14 2,810
PACCAR, Inc. 2,043 175,963
Parker-Hannifin Corp. 503 206,235
Snap-on, Inc. 209 56,940
Timken Co. (The) 251 23,308
Total 944,489
Passenger Airlines 0.1%
American Airlines Group, Inc.
(a)
1,548 25,929
Professional Services 1.2%
Automatic Data Processing, Inc. 233 57,612
CACI International, Inc. Class A
(a)
89 31,189
Genpact Ltd. 524 18,911
KBR, Inc. 338 20,784
ManpowerGroup, Inc. 206 16,249
Robert Half, Inc. 426 31,588
Science Applications International Corp. 211 25,603
SS&C Technologies Holdings, Inc. 837 48,755
Total 250,691
Trading Companies & Distributors 0.9%
Ferguson PLC 764 123,478
MSC Industrial Direct Co., Inc. Class A 184 18,569
Univar Solutions, Inc.
(a)
635 22,949
Common Stocks (continued)
Issuer Shares Value ($)
Watsco, Inc. 97 36,684
Total 201,680
Total Industrials 2,792,477
Information Technology  8.8%
Communications Equipment 3.0%
Cisco Systems, Inc. 11,615 604,445
F5, Inc.
(a)
172 27,217
Motorola Solutions, Inc. 39 11,179
Total 642,841
Electronic Equipment, Instruments & Components 0.6%
Crane NXT Co. 202 11,948
Jabil, Inc. 128 14,166
Keysight Technologies, Inc.
(a)
386 62,177
Littelfuse, Inc. 71 21,627
TD SYNNEX Corp. 119 11,746
Total 121,664
IT Services 0.3%
GoDaddy, Inc. Class A
(a)
175 13,491
VeriSign, Inc.
(a)
251 52,948
Total 66,439
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc. 1,448 288,920
Applied Materials, Inc. 381 57,756
Cirrus Logic, Inc.
(a)
164 13,251
Lam Research Corp. 21 15,088
Microchip Technology, Inc. 433 40,676
MKS Instruments, Inc. 189 20,633
Qorvo, Inc.
(a)
285 31,356
QUALCOMM, Inc. 402 53,132
Skyworks Solutions, Inc. 454 51,924
Total 572,736
Software 1.4%
ANSYS, Inc.
(a)
43 14,710
Dolby Laboratories, Inc. Class A 174 15,418
Dropbox, Inc. Class A
(a)
78 2,102
Gen Digital, Inc. 1,324 25,752
Informatica, Inc. Class A
(a)
111 2,113
Nutanix, Inc. Class A
(a)
519 15,674
PTC, Inc.
(a)
148 21,580
Salesforce, Inc.
(a)
684 153,907
Zoom Video Communications, Inc. Class A
(a)
699 51,272
Total 302,528
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co. 3,451 59,978
HP, Inc. 1,978 64,938
NetApp, Inc. 361 28,162
Pure Storage, Inc. Class A
(a)
166 6,140
Total 159,218
Total Information Technology 1,865,426
Materials  4.9%
Chemicals 2.8%
CF Industries Holdings, Inc. 757 62,135
Chemours Co. (The) 593 21,929
Dow, Inc. 2,879 162,577
Huntsman Corp. 723 21,524
LyondellBasell Industries NV Class A 1,040 102,814
Mosaic Co. (The) 1,322 53,885
NewMarket Corp. 25 11,292
Olin Corp. 522 30,109
PPG Industries, Inc. 711 102,313
Westlake Corp. 130 17,875
Total 586,453

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2023 (Unaudited)
10 Columbia Research Enhanced Value ETF | Third Quarter Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Construction Materials 0.0%
Eagle Materials, Inc. 49 9,034
Containers & Packaging 0.5%
Berry Global Group, Inc. 473 31,015
Graphic Packaging Holding Co. 590 14,278
Packaging Corp. of America 358 54,899
Total 100,192
Metals & Mining 1.5%
Nucor Corp. 1,000 172,090
Reliance Steel & Aluminum Co. 231 67,651
Steel Dynamics, Inc. 644 68,637
United States Steel Corp. 894 22,797
Total 331,175
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 263 20,022
Total Materials 1,046,876
Real Estate  4.8%
Health Care REITs 0.2%
Healthpeak Properties, Inc. 1,993 43,507
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc. 2,659 48,926
Park Hotels & Resorts, Inc. 861 11,735
Total 60,661
Industrial REITs 0.4%
EastGroup Properties, Inc. 156 27,640
First Industrial Realty Trust, Inc. 473 24,454
STAG Industrial, Inc. 641 23,268
Total 75,362
Real Estate Management & Development 0.7%
CBRE Group, Inc. Class A
(a)
1,126 93,807
Howard Hughes Corp. (The)
(a)
124 10,469
Zillow Group, Inc. Class A
(a)
199 10,591
Zillow Group, Inc. Class C
(a)
553 29,951
Total 144,818
Residential REITs 0.3%
Equity LifeStyle Properties, Inc. 407 28,970
Sun Communities, Inc. 336 43,781
Total 72,751
Retail REITs 0.8%
Brixmor Property Group, Inc. 1,054 23,968
NNN REIT, Inc. 662 28,254
Simon Property Group, Inc. 888 110,645
Total 162,867
Specialized REITs 2.1%
CubeSmart 805 34,905
Common Stocks (continued)
Issuer Shares Value ($)
EPR Properties 264 11,785
Equinix, Inc. 161 130,397
Gaming and Leisure Properties, Inc. 910 43,189
Lamar Advertising Co. Class A 69 6,810
Public Storage 239 67,338
SBA Communications Corp. 345 75,538
Weyerhaeuser Co. 2,504 85,286
Total 455,248
Total Real Estate 1,015,214
Utilities  5.2%
Electric Utilities 3.7%
American Electric Power Co., Inc. 2,404 203,715
Edison International 1,728 124,347
Entergy Corp. 985 101,159
Evergy, Inc. 1,050 62,969
PG&E Corp.
(a)
8,236 145,036
Pinnacle West Capital Corp. 517 42,818
PPL Corp. 3,434 94,538
Total 774,582
Gas Utilities 0.4%
Atmos Energy Corp. 677 82,398
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 1,162 25,134
Brookfield Renewable Corp. Class A 636 19,824
Clearway Energy, Inc. Class A 164 4,046
Clearway Energy, Inc. Class C 383 10,115
Vistra Corp. 1,233 34,598
Total 93,717
Multi-Utilities 0.7%
CenterPoint Energy, Inc. 2,949 88,735
NiSource, Inc. 1,930 53,731
Total 142,466
Total Utilities 1,093,163
Total Common Stocks
(Cost $19,890,829) 21,008,849
Money Market Funds 0 .6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.094%
(b)
128,999 128,999
Total Money Market Funds
(Cost $128,999) 128,999
Total Investments in Securities
(Cost $20,019,828) 21,137,848
Other Assets & Liabilities, Net 22,463
Net Assets 21,160,311
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT305_10_N01_(09/23)
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